Goodwill and Finite Life Intangibles Assets - Schedule of Future Amortization Expense (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Six Months Ending December 31, 2015	$ 294,501	$ 589,000
2016	589,000	589,000
2017	170,000	170,000
2018	75,000	75,000
2019	14,002	14,001
Total identified intangible assets	$ 1,142,503	$ 1,437,001